Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services throughout the United States. As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. To help mitigate this risk, we maintain excess of loss and aggregate stop-loss reinsurance coverage on our Property business. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.
As we are primarily an insurer of motor vehicles and residential property, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
Loss and Loss Adjustment Expense Reserves
Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our vehicle businesses, which represent about 98% of our total carried reserves, Progressive’s actuarial staff reviews over 400 subsets of business data, which are at a combined state, product, and line coverage level (the “products”), to calculate the needed loss and LAE reserves. We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subsegment level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our vehicle businesses, we do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes in historical data may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine needed reserve levels.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE property data on an accident period basis. Many of the methodologies and key parameters reviewed are similar. Unlike our vehicle businesses, primarily due to the low levels of reserves, data is reviewed at a macro level and a range of reserves are generated to determine a reasonable range. In addition, for our Property business, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2017	2016	2015
Balance at January 1	$11,368.0	$10,039.0	$8,857.4
Less reinsurance recoverables on unpaid losses	1,801.0	1,442.7	1,185.9
Net balance at January 1	9,567.0	8,596.3	7,671.5
Net loss and loss adjustment reserves (disposed) acquired[1]	0	(2.5)	222.4
Total beginning reserves	9,567.0	8,593.8	7,893.9
Incurred related to:
Current year	18,782.1	16,967.1	14,657.1
Prior years	25.9	(87.5)	(315.1)
Total incurred	18,808.0	16,879.6	14,342.0
Paid related to:
Current year	12,201.5	11,149.0	9,577.3
Prior years	5,256.7	4,757.4	4,062.3
Total paid	17,458.2	15,906.4	13,639.6
Net balance at December 31	10,916.8	9,567.0	8,596.3
Plus reinsurance recoverables on unpaid losses	2,170.1	1,801.0	1,442.7
Balance at December 31	$13,086.9	$11,368.0	$10,039.0
[1] During 2016, $2.5 million net reserves were disposed by ARX in an exchange transaction (see Note 16 – Goodwill and Intangible Assets for further discussion). During 2015, $222.4 million net reserves were acquired in the ARX acquisition.

We experienced unfavorable reserve development of $25.9 million in 2017, and favorable development of $87.5 million in 2016 and $315.1 million in 2015, which is reflected as “Incurred related to prior years” in the table above.

2017

•
Approximately $64 million of unfavorable prior year reserve development was attributable to accident years 2016 and 2015. This unfavorable development was offset by $38 million of favorable development attributable to accident year 2014 and prior accident years.

•
Our personal auto products incurred $70 million of unfavorable loss and LAE reserve development, primarily in the Agency business, in part reflecting an increase in costs related to property damage and higher LAE costs, primarily due to an increase in incentive compensation and defense counsel spend.

•
Our Property business experienced $37 million in favorable development primarily due to lower severity and frequency than anticipated for accident year 2016 and development of losses eligible to be ceded under our catastrophe bond reinsurance program.

•	Our commercial auto products had less than $1 million of unfavorable reserve development.

2016

•
Approximately $56 million of the favorable prior year reserve development was attributable to accident year 2015, and approximately $51 million of favorable development was attributable to accident years 2013 and prior. This favorable development was partially offset by $19 million of unfavorable development attributable to accident year 2014.

•
Our Personal Lines and Property businesses incurred $54 million and $52 million, respectively, of favorable loss and LAE reserve development, partially offset by the unfavorable loss and LAE development in Commercial Lines. In our Property business, both the severity and frequency of late reported claims was less than anticipated.

•	Our personal auto product developed favorably $40 million, almost evenly split between Direct and Agency.

•	Our personal auto business incurred favorable case development, primarily in bodily injury due to a lower than anticipated severity.

•
Our personal auto and Commercial Lines businesses incurred unfavorable IBNR loss reserve development, primarily due to a higher severity and frequency of late reported claims than anticipated for accident year 2015, due in part to storms in late December 2015, resulting in a greater number of claims being reported in January 2016 than anticipated.

•
In addition, our Commercial Lines business experienced unfavorable case reserve development for accident year 2014, primarily due to a higher severity than anticipated on our largest limits, while case reserve development for accident years 2015 and 2013 and prior was favorable.

2015

•	Approximately $239 million of the favorable prior year reserve development was primarily attributable to accident year 2014.

•
Favorable reserve development occurred in all segments; our combined Agency auto business and Direct auto business experienced approximately $217 million of total development, with the remainder split between our Commercial Lines and Property businesses.

•
In our personal auto and Commercial Lines businesses, we incurred favorable case loss reserve development, primarily in bodily injury and uninsured motorist bodily injury coverages, due to lower than anticipated severity.

•	Our Property business development was favorable due to lower than anticipated severity and frequency across all products, primarily in accident years 2014 and 2013.

Incurred and Paid Claims Development by Accident Year
The tables below present our incurred and paid claims development by accident year for the last five years, which generally represents the maximum development period for claims in any of our segments. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe that the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development consistent with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines and Commercial Lines claims development between liability and physical damage, since the loss patterns are significantly different between them. The other business primarily includes reserves for our run-off products, which are not considered material, and, therefore, we are not including separate claims development tables.
The following tables show incurred and paid claims development, net of reinsurance, by accident year. Only 2017 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$3,506.0	$3,520.9	$3,518.2	$3,528.0	$3,484.2	$0	696,624
2014		3,702.1	3,627.7	3,633.2	3,654.4	50.9	701,787
2015			3,774.9	3,773.8	3,798.8	59.2	704,990
2016				4,082.9	4,130.0	158.7	738,563
2017					4,474.8	679.6	765,553
				Total	$19,542.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,684.0	$2,794.1	$3,173.1	$3,362.9	$3,437.6
2014		1,809.0	2,868.1	3,284.5	3,482.3
2015			1,793.1	2,976.0	3,416.5
2016				1,941.6	3,231.5
2017					2,074.0
				Total	$15,641.9
	All outstanding liabilities before 2013, net of reinsurance[1]				55.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,955.5
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$2,014.0	$2,001.4	$2,000.1	$1,999.4	$2,001.1	$0	1,347,920
2014		2,107.5	2,090.3	2,089.9	2,088.0	(3.3)	1,374,666
2015			2,136.8	2,137.2	2,134.4	(2.6)	1,336,268
2016				2,423.4	2,398.9	(12.1)	1,398,371
2017					2,635.5	(101.8)	1,496,298
				Total	$11,257.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,952.7	$2,003.9	$2,002.0	$2,001.3	$2,000.8
2014		2,078.8	2,091.6	2,090.6	2,090.7
2015			2,106.2	2,138.1	2,134.4
2016				2,391.0	2,406.9
2017					2,599.8
				Total	$11,232.6
	All outstanding liabilities before 2013, net of reinsurance[1]				0.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$26.2
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$2,619.4	$2,621.8	$2,615.8	$2,649.8	$2,612.9	$0	550,166
2014		2,946.8	2,887.4	2,898.1	2,913.6	38.2	592,185
2015			3,330.5	3,328.3	3,354.2	48.6	659,102
2016				3,819.0	3,843.9	143.0	733,195
2017					4,209.5	598.6	761,280
				Total	$16,934.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,252.0	$2,085.1	$2,375.5	$2,521.3	$2,577.8
2014		1,413.0	2,278.0	2,624.2	2,780.0
2015			1,545.2	2,615.0	3,021.0
2016				1,780.6	2,991.1
2017					1,912.6
				Total	$13,282.5
	All outstanding liabilities before 2013, net of reinsurance[1]				33.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,685.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,653.7	$1,635.6	$1,634.6	$1,633.4	$1,635.0	$0	1,367,341
2014		1,889.3	1,862.2	1,861.7	1,859.2	(3.2)	1,471,016
2015			2,110.7	2,097.7	2,093.5	(3.0)	1,539,790
2016				2,521.0	2,475.4	(14.3)	1,675,405
2017					2,750.6	(145.3)	1,779,665
				Total	$10,813.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,612.9	$1,638.2	$1,636.2	$1,635.3	$1,635.0
2014		1,874.6	1,864.1	1,862.7	1,861.8
2015			2,094.7	2,100.1	2,094.7
2016				2,505.0	2,485.8
2017					2,742.1
				Total	$10,819.4
	All outstanding liabilities before 2013, net of reinsurance[1]				0.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$(5.6)
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$864.2	$864.6	$865.4	$865.0	$840.8	$0	78,075
2014		822.5	795.4	820.3	823.0	15.9	74,724
2015			897.6	911.1	914.8	23.7	77,807
2016				1,185.8	1,204.8	63.1	92,196
2017					1,374.1	219.2	94,992
				Total	$5,157.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$233.3	$509.4	$659.1	$752.5	$802.6
2014		234.0	438.7	610.0	715.3
2015			238.4	501.5	675.0
2016				298.6	639.9
2017					325.8
				Total	$3,158.6
	All outstanding liabilities before 2013, net of reinsurance[1]				28.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$2,027.4
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$256.2	$254.2	$254.5	$253.7	$254.2	$0	62,673
2014		240.3	239.7	238.6	238.0	(0.5)	59,622
2015			274.4	274.1	273.5	(0.1)	62,593
2016				379.6	379.8	(0.9)	74,217
2017					415.4	(5.7)	77,767
				Total	$1,560.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$239.4	$253.1	$253.9	$253.7	$253.8
2014		224.6	238.3	237.7	237.9
2015			248.5	271.9	272.0
2016				336.7	376.9
2017					369.0
				Total	$1,509.6
	All outstanding liabilities before 2013, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$51.7
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$307.3	$283.3	$254.3	$254.1	$253.9	$2.5	30,600
2014		415.5	389.1	379.7	376.3	3.6	40,984
2015			460.0	416.5	403.6	11.5	41,957
2016				568.6	541.2	24.8	53,323
2017					672.8	99.7	64,487
				Total	$2,247.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$185.1	$234.2	$244.9	$249.5	$250.5
2014		269.2	351.5	365.9	370.3
2015			280.3	372.8	383.5
2016				415.2	498.2
2017					506.7
				Total	$2,009.2
	All outstanding liabilities before 2013, net of reinsurance[1]				7.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$245.8
[1] Required supplementary information (unaudited)

The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2017	2016
Net outstanding liabilities
Personal Lines
Agency, Liability	$3,955.5	$3,555.9
Agency, Physical Damage	26.2	30.1
Direct, Liability	3,685.1	3,219.1
Direct, Physical Damage	(5.6)	11.2
Commercial Lines
Liability	2,027.4	1,675.3
Physical Damage	51.7	46.6
Property	245.8	224.7
Other business	43.7	37.1
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	10,029.8	8,800.0
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	769.8	724.5
Agency, Physical Damage	0	0
Direct, Liability	838.1	724.3
Direct, Physical Damage	0	0
Commercial Lines
Liability	105.1	59.5
Physical Damage	0.1	0
Property	243.8	132.7
Other business	200.9	154.9
Total reinsurance recoverable on unpaid claims	$2,157.8	$1,795.9
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	887.0	767.0
Reinsurance recoverable on unpaid claims	12.3	5.1
Total gross liability for unpaid claims and claim adjustment expense	$13,086.9	$11,368.0

The following table shows the average historical claims duration as of December 31, 2017:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	47.6%	30.8%	11.3%	5.4%	2.1%
Agency, Physical Damage	98.9%	1.3%	(0.1)%	0%	0%
Direct, Liability	46.7%	31.3%	11.7%	5.5%	2.2%
Direct, Physical Damage	100.1%	0%	(0.2)%	(0.1)%	0%
Commercial Lines
Liability	25.8%	28.7%	19.2%	11.9%	6.0%
Physical Damage	90.9%	7.9%	0%	0%	0%
Property	73.7%	19.5%	3.5%	1.4%	0.4%